Income Taxes (Details) د.إ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Taxes [Line Items]
Profit tax percentage	32.10%	32.10%	32.10%	32.00%	8.50%
Preferential tax rate amount	¥ 6,697,000	$ 917,000		¥ 3,245,000	¥ 18,660,000
Holgus [Member]
Income Taxes [Line Items]
Preferential tax rate	0.00%	0.00%	0.00%
Kashgar [Member]
Income Taxes [Line Items]
Preferential tax rate	9.00%	9.00%	9.00%
Basic EPS [Member]
Income Taxes [Line Items]
Preferential tax rate amount	¥ 200	$ 0		100	500
Dilutive EPS [Member]
Income Taxes [Line Items]
Preferential tax rate amount	¥ 200	$ 0		¥ 100	¥ 500
2017 to 2021 [Member] | Holgus X [Member]
Income Taxes [Line Items]
Preferential tax rate	0.00%	0.00%	0.00%
2022 to 2026 [Member] | Holgus X [Member]
Income Taxes [Line Items]
Preferential tax rate	9.00%	9.00%	9.00%
2016 to 2020 [Member]
Income Taxes [Line Items]
Preferential tax rate	0.00%	0.00%	0.00%
2021 to 2025 [Member] | Kashgar Times [Member]
Income Taxes [Line Items]
Preferential tax rate	9.00%	9.00%	9.00%
2020 to 2025 [Member] | Holgus H [Member]
Income Taxes [Line Items]
Preferential tax rate	0.00%	0.00%	0.00%
2020 to 2025 [Member] | Kashgar Lehong [Member]
Income Taxes [Line Items]
Preferential tax rate	0.00%	0.00%	0.00%
2026 to 2030 [Member] | Holgus H [Member]
Income Taxes [Line Items]
Preferential tax rate	9.00%	9.00%	9.00%
2026 to 2030 [Member] | Kashgar Lehong [Member]
Income Taxes [Line Items]
Preferential tax rate	9.00%	9.00%	9.00%
Singapore [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	17.00%	17.00%	17.00%
Dubai [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	9.00%	9.00%	9.00%
Statutory income tax (in Dirhams)			د.إ 375,000
Hong Kong [Member]
Income Taxes [Line Items]
Profit tax percentage	16.50%	16.50%	16.50%
PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	25.00%	25.00%	25.00%
PRC [Member] | High and New Technology Enterprise (“the HNTE”) [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC [Member] | 2018 to 2024 [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC [Member] | 2017 to 2026 [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC [Member] | 2016 to 2024 [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%